Contingent Consideration - Significant Inputs and Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	3.4		0.1	1.6
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	25.0		30	30
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input			0.08	0.25
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input			0	0
Weighted-average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	15.0	15.0
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	13.1
Measurement Input, Probability Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	5	20
Measurement Input, Probability Rate [Member] | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	10	55